Recurring Fair Value Measurements - Schedule of Recurring Fair Values Investments Quoted Price in Active Markets for identical Assets (Detail) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Assets:
Investments held in Trust Account	$ 277,866,660	$ 277,845,876
Liabilities:
Warrant Liability	16,850,320	36,620,000
Fair Value, Net Asset (Liability)	16,850,320	36,620,000
Financial Liabilities Fair Value Disclosure		36,620,000
Public Warrants [Member]
Liabilities:
Warrant Liability	10,902,000	23,460,000
Public Warrants [Member] | Warrant liability [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure		23,460,000
Private Warrants [Member]
Liabilities:
Warrant Liability	5,948,320	13,160,000
Private Warrants [Member] | Warrant liability [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure		13,160,000
Money Market Funds [Member]
Assets:
Investments held in Trust Account	277,866,660	277,845,876
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account	277,866,660
Liabilities:
Fair Value, Net Asset (Liability)	10,902,000	23,460,000
Financial Liabilities Fair Value Disclosure		23,460,000
Quoted Prices In Active Markets (Level 1) [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	10,902,000	23,460,000
Quoted Prices In Active Markets (Level 1) [Member] | Public Warrants [Member] | Warrant liability [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure		23,460,000
Quoted Prices In Active Markets (Level 1) [Member] | Money Market Funds [Member]
Assets:
Investments held in Trust Account	277,866,660	277,845,876
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Fair Value, Net Asset (Liability)	5,948,320	13,160,000
Financial Liabilities Fair Value Disclosure		13,160,000
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member] | Warrant liability [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure
Significant Other Unobservable Inputs (Level 3) [Member] | Private Warrants [Member]
Liabilities:
Warrant Liability	$ 5,948,320	13,160,000
Significant Other Unobservable Inputs (Level 3) [Member] | Private Warrants [Member] | Warrant liability [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure		13,160,000
Significant Other Unobservable Inputs (Level 3) [Member] | Money Market Funds [Member]
Assets:
Investments held in Trust Account